Segmented Information (Tables)	12 Months Ended
Dec. 31, 2014
Segmented Information [Abstract]
Segment And Geographical Information

	Canadian Operations			USA Operations			Market Optimization
For the years ended December 31	2014	2013	2012	2014	2013	2012	2014	2013	2012

Revenues, Net of Royalties	$3,310	$2,824	$2,760	$2,902	$2,763	$3,365	$1,248	$512	$419

Expenses
Production and mineral taxes	15	15	9	118	119	96	-	-	-
Transportation and processing	835	756	555	658	722	652	-	-	-
Operating	314	372	352	354	411	377	39	38	48
Purchased product	-	-	-	-	-	-	1,191	441	349
	2,146	1,681	1,844	1,772	1,511	2,240	18	33	22
Depreciation, depletion and amortization	625	601	748	992	818	1,102	4	12	12
Impairments	-	-	1,822	-	-	2,842	-	-	-
	$1,521	$1,080	$(726)	$780	$693	$(1,704)	$14	$21	$10

	Corporate & Other			Consolidated
	2014	2013	2012	2014	2013	2012

Revenues, Net of Royalties	$559	$(241)	$(1,384)	$8,019	$5,858	$5,160

Expenses
Production and mineral taxes	-	-	-	133	134	105
Transportation and processing	12	(2)	24	1,505	1,476	1,231
Operating	28	38	17	735	859	794
Purchased product	-	-	-	1,191	441	349
	519	(277)	(1,425)	4,455	2,948	2,681
Depreciation, depletion and amortization	124	134	94	1,745	1,565	1,956
Impairments	-	21	31	-	21	4,695
	$395	$(432)	$(1,550)	2,710	1,362	(3,970)
Accretion of asset retirement obligation				52	53	53
Administrative				327	439	392
Interest				654	563	522
Foreign exchange (gain) loss, net				403	325	(107)
(Gain) loss on divestitures				(3,426)	(7)	-
Other				71	1	1
				(1,919)	1,374	861
Net Earnings (Loss) Before Income Tax				4,629	(12)	(4,831)
Income tax expense (recovery)				1,203	(248)	(2,037)
Net Earnings (Loss)				3,426	236	(2,794)
Net earnings attributable to noncontrolling interest				(34)	-	-
Net Earnings (Loss) Attributable to Common Shareholders				$3,392	$236	$(2,794)

Schedule Of Marketing Intersegment Eliminations

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2014	2013	2012	2014	2013	2012	2014	2013	2012

Revenues, Net of Royalties	$7,371	$5,662	$4,260	$(6,123)	$(5,150)	$(3,841)	$1,248	$512	$419

Expenses
Transportation and processing	458	516	528	(458)	(516)	(528)	-	-	-
Operating	62	75	84	(23)	(37)	(36)	39	38	48
Purchased product	6,822	4,993	3,593	(5,631)	(4,552)	(3,244)	1,191	441	349
Operating Cash Flow	$29	$78	$55	$(11)	$(45)	$(33)	$18	$33	$22

Capital Expenditures

For the years ended December 31	2014	2013	2012

Canadian Operations	$1,226	$1,365	$1,567
USA Operations	1,285	1,283	1,727
Market Optimization	-	3	7
Corporate & Other	15	61	175
	$2,526	$2,712	$3,476

Goodwill, Property, Plant And Equipment And Total Assets By Segment

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2014	2013	2014	2013	2014	2013

Canadian Operations	$788	$1,171	$2,338	$2,728	$3,632	$4,452
USA Operations	2,129	473	13,817	5,127	16,800	6,350
Market Optimization	-	-	1	91	181	161
Corporate & Other	-	-	1,859	2,089	4,008	6,685
	$2,917	$1,644	$18,015	$10,035	$24,621	$17,648

Goodwill, Property, Plant And Equipment And Total Assets By Geographical Region

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2014	2013	2014	2013	2014	2013

Canada	$788	$1,171	$4,070	$4,772	$7,336	$10,434
United States	2,129	473	13,945	5,263	17,273	6,996
Other Countries	-	-	-	-	12	218
	$2,917	$1,644	$18,015	$10,035	$24,621	$17,648